Preferred Stock - Schedule of Reconciliation of the Redemption Value of Preferred Stock to the Carrying Value Stated on the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Feb. 28, 2024
Series A Preferred Stock
Class of Stock [Line Items]
Redemption value		$ 19,000
Equity issuance costs		(54)
Dividends		(5,638)
Carrying Value	$ 0	13,308
Series B Preferred Stock
Class of Stock [Line Items]
Redemption value	35,524	9,823		$ 50,000
Equity issuance costs	(4,836)	(1,351)
Dividends	(3,026)	(555)
Carrying Value	$ 27,662	$ 7,917	$ 34,763